INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost, Gross Unrealized Gains and Losses and Fair Values of Investments in Debt Securities, AFS
The following table presents the amortized cost, gross unrealized gains and losses and approximate fair values of investments in debt securities AFS at the dates indicated:

	December 31, 2025				December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
U.S. Treasury securities	$700,294	$6,109	$—	$706,403	$304,292	$148	$—	$304,440
Corporate debt securities	—	—	—	—	13	—	—	13
ABS	947,660	368	(2,731)	945,297	749,608	505	(2,080)	748,033
Beneficial interest in Structured LLC (1)	1,070,348	26,441	—	1,096,789	1,099,000	99,985	—	1,198,985
MBS:
GNMA - Residential	2,636,121	11	(253,651)	2,382,481	2,905,020	17	(339,740)	2,565,297
GNMA - Commercial	622,086	3	(143,412)	478,677	643,010	3	(154,312)	488,701
FHLMC and FNMA - Residential	1,924,705	255	(288,059)	1,636,901	2,122,647	79	(381,470)	1,741,256
FHLMC and FNMA - Commercial	82,388	—	(1,201)	81,187	88,416	—	(2,509)	85,907
Unallocated fair value hedge basis adjustment (2)	(27,321)	—	27,321	—	(78,389)	—	78,389	—
Total investments in debt securities AFS	$7,956,281	$33,187	$(661,733)	$7,327,735	$7,833,617	$100,737	$(801,722)	$7,132,632
(1) Represents a 20 percent interest in the Structured LLC to hold and service a pool of multi-family loans.
(2) The Company has entered into fair value hedges of portions of a closed portfolio of AFS debt securities, using the portfolio layer method. Refer to Note 14 for additional information.

Schedule of Amortized Cost, Gross Unrealized Gains and Losses and Fair Values of Investments in Debt Securities, HTM
The following table presents the amortized cost, gross unrealized gains and losses and approximate fair values of investments in debt securities HTM at the dates indicated:

	December 31, 2025				December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
U.S. Treasury securities	$2,080,033	$7,581	$(194)	$2,087,420	$584,277	$159	$(352)	$584,084
ABS and other interests in structured securities	2,020,398	13,029	(1,855)	2,031,572	70,236	188	(49)	70,375
MBS:
GNMA - Residential	3,105,976	4,484	(402,208)	2,708,252	3,010,357	3,118	(502,165)	2,511,310
GNMA - Commercial	4,524,381	399	(887,818)	3,636,962	4,696,532	56	(975,516)	3,721,072
FHLMC and FNMA - Residential	1,433,747	2,583	(76,337)	1,359,993	1,552,886	1,832	(135,142)	1,419,576
FHLMC and FNMA - Commercial debt securities	47,259	—	(96)	47,163	—	—	—	—
Total investments in debt securities HTM	$13,211,794	$28,076	$(1,368,508)	$11,871,362	$9,914,288	$5,353	$(1,613,224)	$8,306,417

Schedule of Carrying Value of Investment Securities Pledged as Collateral
The following table presents the carrying value of the Company's investment securities pledged as collateral:

(in thousands)	December 31, 2025	December 31, 2024
Pledged against public fund deposits	$2,266,746	$2,506,235
Pledged against borrowing capacity with the FRB	4,270,467	3,876,607
Pledged against repurchase agreements and supported hedging relationships, recourse on loans	21,966	20,420
Pledged against customer overnight sweeps	313,752	372,753
Pledged against borrowing capacity with the FHLB	4,428,489	4,678,694
Total collateral pledged	$11,301,420	$11,454,709

Schedule of Contractual Maturities of Investments in Debt Securities for AFS and HTM
Contractual maturities of the Company’s investments in debt securities AFS at December 31, 2025 were as follows:

(in thousands)	Due Within One Year	Due After 1 Within 5 Years	Due After 5 Within 10 Years	Due After 10 Years/No Maturity	Total (1)	Weighted Average Yield (2)
U.S Treasury securities	$503,403	$203,000	$—	$—	$706,403	4.27%
Corporate debt securities	—	—	—	—	—	—%
ABS	—	—	669,715	275,582	945,297	4.75%
Beneficial Interest in Structured LLC	—	—	—	1,096,789	1,096,789	12.87%
MBS:
GNMA - Residential	—	6,006	11,006	2,365,469	2,382,481	3.73%
GNMA - Commercial	—	—	—	478,677	478,677	2.15%
FHLMC and FNMA - Residential	256	38,738	81,504	1,516,403	1,636,901	2.73%
FHLMC and FNMA - Commercial	—	74,720	—	6,467	81,187	4.05%
Total fair value	$503,659	$322,464	$762,225	$5,739,387	$7,327,735	4.96%
Weighted average yield	4.27%	3.90%	4.23%	5.18%	4.96%
Total amortized cost (3)	$501,283	$321,942	$770,635	$6,389,742	$7,983,602

(1) The maturities above do not represent the effective duration of the Company's portfolio, since the amounts above are based on contractual maturities of the debt securities and do not contemplate anticipated non-contractual payments.
(2) Yields on tax-exempt securities are calculated on a tax equivalent basis and are based on the statutory federal tax rate.
(3) Does not include unallocated fair value hedge basis adjustment.

NOTE 2. INVESTMENT SECURITIES (continued)

Contractual maturities of the Company’s investments in debt securities HTM at December 31, 2025 were as follows:

(in thousands)	Due Within One Year	Due After 1 Within 5 Years	Due After 5 Within 10 Years	Due After 10 Years/No Maturity	Total (1)	Weighted Average Yield (2)
U.S Treasury securities	$804,330	$1,283,090	$—	$—	$2,087,420	3.88%
ABS	—	8,890	1,017,775	1,004,907	2,031,572	5.00%
MBS:
GNMA - Residential	—	—	2,900	2,705,352	2,708,252	3.09%
GNMA - Commercial	—	—	—	3,636,962	3,636,962	2.42%
FHLMC and FNMA - Residential	64,028	—	94,183	1,201,782	1,359,993	3.02%
FHLMC and FNMA - Commercial	—	47,163	—	—	47,163	7.27%
Total fair value	$868,358	$1,339,143	$1,114,858	$8,549,003	$11,871,362	3.36%
Weighted average yield	4.06%	3.93%	4.56%	3.05%	3.36%
Total amortized cost	$866,311	$1,333,648	$1,106,380	$9,905,455	$13,211,794
(1) (2) See corresponding footnotes to the contractual maturity table for investments in debt securities HTM, shown above.

Schedule of Aggregate Amount of Unrealized Losses on Debt Securities in AFS Investment Portfolios
The following table presents the aggregate amount of unrealized losses on debt securities in the Company’s AFS investment portfolios classified according to the amount of time those securities have been in a continuous loss position as of the dates indicated:

	December 31, 2025				December 31, 2024
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	—	—	—	—	—	—	13	—
ABS	434,698	(1,230)	189,601	(1,501)	353,501	(1,724)	11,250	(356)
MBS:
GNMA - Residential	24,646	(3)	2,346,590	(253,648)	—	—	2,539,940	(339,740)
GNMA - Commercial	—	—	478,674	(143,412)	—	—	488,698	(154,312)
FHLMC and FNMA - Residential	—	—	1,622,952	(288,059)	—	—	1,724,770	(381,470)
FHLMC and FNMA - Commercial	—	—	81,187	(1,201)	—	—	85,907	(2,509)
Total investments in debt securities AFS (1)	$459,344	$(1,233)	$4,719,004	$(687,821)	$353,501	$(1,724)	$4,850,578	$(878,387)
(1) Does not include unallocated fair value hedge basis adjustment.

Schedule of Aggregate Amount of Unrealized Losses on Debt Securities in HTM Investment Portfolios
The following table presents the aggregate amount of unrealized losses on debt securities in the Company’s HTM investment portfolios classified according to the amount of time those securities have been in a continuous loss position as of the dates indicated:

	December 31, 2025				December 31, 2024
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities	$304,680	$(194)	$—	$—	$401,232	$(352)	$—	$—
ABS and other interests in structured securities	261,227	(1,855)	5,390	—	—	—	16,000	(49)
MBS:
GNMA - Residential	74,417	(71)	1,857,758	(402,137)	245,812	(1,647)	1,944,400	(500,518)
GNMA - Commercial	21,409	(522)	3,587,702	(887,296)	23,637	(43)	3,675,226	(975,473)
FHLMC and FNMA - Residential	21,926	(22)	1,043,428	(76,315)	71,995	(699)	1,103,973	(134,443)
FHLMC and FNMA - Commercial	47,162	(96)	—	—	—	—	—	—
Total investments in debt securities HTM	$730,821	$(2,760)	$6,494,278	$(1,365,748)	$742,676	$(2,741)	$6,739,599	$(1,610,483)

Schedule of Gains and Losses From Investment and Trading Securities
The realized gains and losses from investment and trading securities were as follows for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
AFS debt and other securities:
Gross realized gains	$100	$444	$192
Gross realized losses	(192)	—	(4,928)
Net realized gains/(losses) on AFS and other securities	$(92)	$444	$(4,736)
Total trading securities gains	124,386	227,888	151,158
Total equity securities gains/(losses)	30,411	(3,873)	(1,383)
Securities gains, net	$154,705	$224,459	$145,039

Schedule of Other Investments
Other investments consisted of the following as of the dates indicated:

(in thousands)	December 31, 2025	December 31, 2024
FHLB of Pittsburgh and FRB stock	$508,375	$588,250
LIHTC investments	1,034,197	899,925
Equity securities (1)	1,019,862	56,459
Interest-bearing deposits with an affiliate bank	5,000	5,000
Total	$2,567,434	$1,549,634
(1)    Includes $4.4 million and $8.0 million of retained interests in structured entities related to off-balance sheet securitizations as of December 31, 2025 and December 31, 2024, respectively, and $23.0 million and $48.2 million of equity securities accounted for at cost less impairment.

Schedule of FHLB AND FRB Stock Purchases And Redemptions
The Company's FHLB and FRB stock purchases and redemptions were as follows for the period indicated below. There were no gains or losses associated with these redemptions.

(in thousands)	Year ended December 31, 2025
FLHB stock purchased at par	$144,305
FHLB stock redeemed at par	244,275
FRB stock purchased at par	20,095
FRB stock redeemed at par	—
Income Taxes Paid, net

	Year Ended December 31,
	2025	2024	2023

US Federal	$(11,700)	$(11)	$231,622

US State and Local
Massachusetts	*	36,259	*
Florida	10,800	*	23,500
New York	19,408	*	19,297
Pennsylvania	*	12,946	*
New Jersey	*	10,004	*
Maryland	*	5,883	*
Texas	7,598	*	*
Other	12,907	39,954	55,417
	50,713	105,046	98,214
Foreign
Luxembourg	27,742	10,613	312

Total	$66,755	$115,648	$330,148
*The amount of income taxes paid during the year does not meet the 5% disaggregation threshold.
Supplemental cash flow information for the years ended December 31, 2025, 2024 and 2023 was as follows:

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Interest paid	$6,661,413	$7,952,547	$6,178,880

NON-CASH TRANSACTIONS
Loans transferred to/(from) OREO and other repossessed assets	$(1,176)	$50,069	$54,416
Loans transferred from/(to) LHFI (from)/to LHFS, net	39,397	578,118	768,655
Transfer of financial interest in a VIE - Loans	244,693	1,290,891	347,443
Transfer of financial interest in a VIE - Borrowings	153,572	1,105,745	293,044
Unsettled purchases of investment securities	168,975	18,488	17,744
AFS investment securities transferred to HTM investment securities	—	3,882	—
Non-cash transfer of financial assets in an off-balance sheet securitization transaction	1,155,478	53,050	—
Leased vehicle vendor rebate receivable	228,991	—	—